Derivative financial instruments (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 SGD ($)
Details of derivative financial instruments [line items]
Material ineffective portion recognised in the profit or loss arising from cash flow hedges	¥ 0	¥ 0
Notional amount	25,000,000,000
Derivative financial liabilities	¥ 450,708,000	545,292,000
Hedge ratio for hedging relationships	1:1
Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 163,000,000	145,000,000
TPG and TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 4,086,000,000	¥ 4,968,000,000	$ 929	$ 992
TPG [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Original annual floating interest	6-month SOR
TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Original annual floating interest	3-month SOR